Assumptions used in the Black-Scholes valuation model (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Assumptions used in the Black-Scholes valuation model
Stock price over the period	0.14 to 0.50	0.20 to 0.94
Risk free interest rate	0.11% to 0.13%	0.09% to 0.16%
Expected life of short-term notes payable	1 to 10 months	8 to 12 months
Expected volatility	119.45%	114.14%
Expected dividend rate	0.00%	0.00%